Investment Objectives and Goals - American Century Asset Allocation Portfolio	Dec. 01, 2025
ONE CHOICE IN RETIREMENT PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice In Retirement Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks current income.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective.
ONE CHOICE 2030 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice 2030 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE 2035 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice 2035 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE 2040 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice 2040 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE 2045 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice 2045 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE 2050 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice 2050 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE 2055 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice 2055 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE 2060 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice 2060 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE 2065 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice 2065 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE 2070 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice 2070 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice Blend+ In Retirement Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE BLEND+ 2025 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice Blend+ 2025 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE BLEND+ 2030 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice Blend+ 2030 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE BLEND+ 2035 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice Blend+ 2035 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE BLEND+ 2040 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice Blend+ 2040 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE BLEND+ 2045 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice Blend+ 2045 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE BLEND+ 2050 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice Blend+ 2050 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE BLEND+ 2055 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice Blend+ 2055 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE BLEND+ 2060 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice Blend+ 2060 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE BLEND+ 2065 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice Blend+ 2065 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE+ 2070 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	One Choice Blend+ 2070 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
Prospectus [Line Items]
Risk/Return [Heading]	One Choice Portfolio: Very Conservative
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE PORTFOLIO: CONSERVATIVE
Prospectus [Line Items]
Risk/Return [Heading]	One Choice Portfolio: Conservative
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE PORTFOLIO: MODERATE
Prospectus [Line Items]
Risk/Return [Heading]	One Choice Portfolio: Moderate
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE PORTFOLIO: AGGRESSIVE
Prospectus [Line Items]
Risk/Return [Heading]	One Choice Portfolio: Aggressive
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE
Prospectus [Line Items]
Risk/Return [Heading]	One Choice Portfolio: Very Aggressive
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks the highest total return consistent with its asset mix.